Variable Interest Entities Variable Interest Entities Narrative Tagging (Details)	Dec. 31, 2014 USD ($) owners properties entities	Dec. 31, 2013 USD ($) properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, gross	$ 22,191,515	$ 21,549,927
Number of Variable Interest Entities	4	6
Variable Interest Entity, Primary Beneficiary [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Variable Interest Entities | properties	2
Consolidated Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, gross	$ 7,400,000	$ 7,100,000
Number of Variable Interest Entities | properties	2
Unconsolidated Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Variable Interest Entities | properties	9
Total Owners [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Owners | owners	4
Related party owner [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Owners | owners	1
Ashley Square [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, gross	$ 5,078,342	5,078,342
Cross Creek [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, gross	$ 6,976,087	$ 6,821,087